Unaudited Condensed Consolidated Statements of Operations - USD ($)		3 Months Ended			9 Months Ended	12 Months Ended
		Sep. 30, 2023	Sep. 30, 2022	Jun. 30, 2022	Mar. 29, 2022	Jun. 30, 2023
Research and development		$ 483,466	$ 2,605,188
General and administrative		1,387,031	280,256
Total operating expenses		1,870,497	2,885,444
Loss from Operations		(1,870,497)	(2,885,444)
Loss before income taxes					$ (611,196)	$ (11,114,402)
Income taxes provision
Net loss		$ (1,870,497)	$ (2,885,444)	$ (1,074,151)	(611,196)
Net loss applicable to common stock per share, basic (in Dollars per share)		$ (1.78)	$ (34.33)
Weighted average common shares outstanding, basic (in Shares)	[1]	1,052,656	84,041
Previously Reported
Research and development				1,041,892	347,207	10,451,212
General and administrative				32,259	263,989	663,190
Total operating expenses				1,074,151	611,196	11,114,402
Loss from Operations				(1,074,151)	(611,196)	(11,114,402)
Loss before income taxes				(1,074,151)	(611,196)	(11,114,402)
Income taxes provision
Net loss				$ (1,074,151)	$ (611,196)	$ (11,114,402)
Net loss applicable to common stock per share, basic (in Dollars per share)				$ (160.15)	$ (611.2)	$ (8.75)
Weighted average common shares outstanding, basic (in Shares)				6,707	1,000	1,270,041

[1]	Giving retroactive effect to reverse recapitalization effected on September 29, 2023 to reflect exchange ratio of approximately 0.2407 as described in Note 3